Long-Term Debt (Details) (USD $)	0 Months Ended		1 Months Ended		7 Months Ended	12 Months Ended			1 Months Ended	20 Months Ended	1 Months Ended
	Jan. 07, 2015	Dec. 23, 2014	Jan. 31, 2011	Aug. 31, 2010	Mar. 04, 2011	Dec. 31, 2014	Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2011	Mar. 04, 2011	Dec. 31, 2010	Jan. 24, 2011
Long-Term Debt
Long-term debt, including Comprehensive Financing Plan exit fee accrual and fair value of hedged debt						2,951,120,000		3,112,103,000
Current portion						178,116,000		146,462,000
Long-term portion						2,773,004,000		2,965,641,000
Comprehensive Financing Plan exit fee accrued						11,862,000		8,117,000
Fair value hedged debt						1,006,000		1,580,000
Hyundai Samho Vendor Financing
Current portion						46,530,000		57,388,000
Long-term portion						17,837,000		64,367,000
Payment due by period ended
2015						178,116,000
2016						268,467,000
2017						294,041,000
2018						2,136,608,000
2019						20,340,000
2020 and thereafter						40,680,000
Total long-term debt						2,938,252,000
Amendment fee paid	700,000	4,300,000
Fixed principal repayments
Payment due by period ended
2015						155,317,000
2016						183,173,000
2017						180,430,000
2018						204,919,000
2019						20,340,000
2020 and thereafter						40,680,000
Total long-term debt						784,859,000
variable principal payments
Payment due by period ended
2015						22,799,000
2016						85,294,000
2017						113,611,000
2018						68,008,000
Total long-term debt						289,712,000
Final Payment due on December 31, 2018*[and other payments thereafter]
Payment due by period ended
2018						1,863,681,000
Total long-term debt						1,863,681,000
Bank agreement
Payment due by period ended
Percentage of amendment fee paid and deferred			40.00%	20.00%
Remaining percentage of amendment fee, which is due for payment on December 31, 2014						40.00%
Commitment fee on undrawn committed debt designated for specific newbuildings (as a percent)					0.25%
Previously Existing Credit Facilities
Payment due by period ended
Cumulative waiver fees as a percentage of existing financing commitments							0.20%
Cumulative waiver fees paid			2,600,000
Amendment fee as a percentage of outstanding commitments				0.50%
Amendment fee accrued under other long-term liabilities				12,500,000
January 2011 Credit Facility
Payment due by period ended
Variable rate basis								LIBOR
Interest rate added to variable rate basis (as a percent)						1.85%
Commitment fee on undrawn committed debt designated for specific newbuildings (as a percent)						0.75%
January 2011 Credit Facility | Bank agreement
Long-Term Debt
Long-term debt						633,016,506
Payment due by period ended
2015						113,358,679
2016						143,379,164
2017						148,839,796
2018						227,438,867
Hyundai Samho vendor financing
Hyundai Samho Vendor Financing
Balance at the end of the period						64,367,000		121,755,000
Current portion						46,530,000		57,388,000
Long-term portion						17,837,000		64,367,000
Payment due by period ended
2015						46,530,000
2016						17,837,000
Total long-term debt						64,367,000
The Royal Bank of Scotland | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt						678,954,000		683,614,000
Current portion						12,657,000		4,628,000
Long-term portion						666,297,000		678,986,000
The Royal Bank of Scotland | January 2011 Credit Facility
Long-Term Debt
Long-term debt						85,017,000		94,245,000
Current portion						15,326,000		9,226,000
Long-term portion						69,691,000		85,019,000
HSH Nordbank | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt						28,843,000		31,163,000
Current portion						7,633,000		2,545,000
Long-term portion						21,210,000		28,618,000
The Export-Import Bank of Korea (KEXIM) | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt						18,573,000		28,942,000
Current portion						10,369,000		10,369,000
Long-term portion						8,204,000		18,573,000
The Export-Import Bank of Korea & ABN Amro | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt						56,859,000		68,109,000
Current portion						11,250,000		11,250,000
Long-term portion						45,609,000		56,859,000
Payment due by period ended
Increase in interest rate margin (as a percent)						0.50%
Deutsche Bank | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt						174,709,000		177,968,000
Current portion						4,786,000		3,251,000
Long-term portion						169,923,000		174,717,000
Credit Agricole | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt						144,467,000		151,239,000
Current portion						8,228,000		6,770,000
Long-term portion						136,239,000		144,469,000
Aegean Baltic Bank HSH Nordbank Piraeus Bank | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt						628,513,000		658,160,000
Current portion								11,447,000
Long-term portion						628,513,000		646,713,000
Payment due by period ended
Margin adjustment fee (as a percent)										1.55%
Margin adjustment fee settled in cash									17,600,000
Aegean Baltic Bank HSH Nordbank Piraeus Bank | January 2011 Credit Facility
Long-Term Debt
Long-term debt						94,812,000		110,396,000
Current portion						22,476,000		15,503,000
Long-term portion						72,336,000		94,893,000
Credit Suisse | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt						208,585,000		215,613,000
Current portion						9,328,000		7,026,000
Long-term portion						199,257,000		208,587,000
ABN Amro-Lloyds TSB-National Bank of Greece | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt						239,896,000		247,001,000
Current portion						11,422,000		7,537,000
Long-term portion						228,474,000		239,464,000
ABN Amro-Lloyds TSB-National Bank of Greece | January 2011 Credit Facility
Long-Term Debt
Long-term debt						26,444,000		31,953,000
Current portion						6,371,000		5,415,000
Long-term portion						20,073,000		26,538,000
Commerzbank-Credit Suisse- Credit Agricole | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt						274,984,000		288,474,000
Current portion						17,327,000		13,489,000
Long-term portion						257,657,000		274,985,000
Sinosure CEXIM-Citi-ABN Amro Credit Facility
Payment due by period ended
Variable rate basis								LIBOR
Interest rate added to variable rate basis (as a percent)						2.85%
Amendment fee accrued under other long-term liabilities				4,380,000
Amendment fee paid			3,160,000								1,220,000
Sinosure CEXIM-Citi-ABN Amro Credit Facility | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt						142,380,000		162,720,000
Current portion						20,340,000		20,340,000
Long-term portion						122,040,000		142,380,000
Club Facility | January 2011 Credit Facility
Long-Term Debt
Long-term debt						65,457,000		78,001,000
Current portion						14,773,000		12,618,000
Long-term portion						50,684,000		65,383,000
Citibank and Eurobank | January 2011 Credit Facility
Long-Term Debt
Long-term debt						69,759,000		74,808,000
Current portion						5,830,000		5,048,000
Long-term portion						63,929,000		69,760,000
Previously Existing Credit Facilities Except for KEXIM and KEXIM-ABN Amro
Payment due by period ended
New debt financing subject to bank agreement												$ 425,000,000